Debt (Details Narrative)																				1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	May 28, 2020 USD ($) shares	May 19, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) Integer $ / shares shares	Feb. 21, 2020 USD ($)	Jan. 29, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 24, 2020 USD ($) shares	Jan. 23, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 04, 2019 USD ($) $ / shares shares	Nov. 18, 2019 USD ($)	Nov. 12, 2019 USD ($)	Aug. 26, 2019 USD ($) shares	Apr. 30, 2019	Jul. 31, 2019 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Apr. 30, 2019	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 06, 2019 USD ($) shares
Proceeds from convertible notes payable																								$ 1,436,000	$ 1,111,111	$ 1,111,111
Beneficial conversion option																					$ 588,690	$ 99,200		790,014	173,300	387,280	167,500
Debt instrument, unamortized discount																					$ 595,088			595,088		595,088
Stock issued during the period, value																										2,039,303	5,315,176
Proceeds from notes																								1,767,352	1,110,000	$ 2,482,500	$ 718,559
Debt instrument interest rate, percent																										5.00%	5.00%
Payment of debt																								$ 143,479	427,411	$ 581,496	$ 99,444
Common stock, shares, issued | shares																					9,618,401			9,618,401		8,015,756	5,654,830
Common stock, value, issued																					$ 9,618			$ 9,618		$ 8,016	$ 5,655
Debt instrument term																										5 years	5 years
Interest expense																					847,154	401,170		2,667,513	525,864		$ 501,221
Interest expense, related party																					75,692	79,374		152,326	159,636	$ 1,298,168	$ 320,781
Maximum [Member]
Receivables sold						$ 1,250,000
Receivables borrowing, percentage						85.00%																	80.00%
Fee percentage of invoices financed						2.00%																	2.00%
Minimum [Member]
Fee percentage of invoices financed						1.00%													1.00%
12% Convertible Promissory Note [Member]
Debt instrument, face amount																		$ 560,000
Proceeds from convertible notes payable									$ 588,366
Stock issued during period, shares | shares																		181,005
Debt instrument, maturity date																		Feb. 26, 2020
Debt instrument, unamortized discount																		$ 60,000
12% Convertible Promissory Note [Member] | Investor [Member]
Stock issued during period, shares | shares									100,000
Senior Convertible Promissory Note [Member]
Debt instrument, face amount																												$ 560,000
Debt instrument, unamortized discount																												$ 60,000
Payment of debt								$ 588,366
Debt effective interest rate																												2.00%
Common stock, shares, issued | shares																												15,000
Common stock, value, issued																												$ 74,100
Common Stock [Member]
Stock issued during period, shares | shares																										1,175,000	1,312,520
Beneficial conversion option																					$ 279	$ 35		$ 439	$ 50	$ 286	$ 33
Beneficial conversion option, shares | shares																					279,400	35,000		439,400	50,000	286,005	33,500
Stock issued during the period, value																										$ 1,175	$ 1,313
Common stock, shares, issued | shares																										8,015,756	5,654,930
Common Stock [Member] | 12% Convertible Promissory Note [Member]
Stock issued during period, shares | shares									60,000
Greentree Financial Group, Inc. [Member] | Investor [Member]
Warrants purchase | shares							550,000
Warrants description							Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020. The Company is subject to a $35,000 penalty on a monthly basis if a registration statement is not effective after 105 days from January 23, 2020.
Debt instrument, maturity date							Oct. 23, 2020
Beneficial conversion option							$ 586,785
Beneficial conversion option, shares | shares							550,000
Debt instrument, unamortized discount							$ 296,891
Debt penalty							35,000
Greentree Financial Group, Inc. [Member] | Warrant shares [Member] | Investor [Member]
Stock issued during the period, value							550,000
Greentree Financial Group, Inc. [Member] | Origination and Advisory Shares [Member] | Investor [Member]
Debt instrument, unamortized discount							201,324
Stock issued during the period, value							$ 160,000
32 Entertainment LLC [Member] | Senior Secured Note [Member]
Warrants purchase | shares															50,000
Warrants price | $ / shares															$ 1.50
Warrants description															The 32E Warrant also contains a conversion limitation provision, which prohibits 32E from exercising the 32E Warrant in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of common stock, provided that (i) such exercise limitation may be waived by 32E with 61 days prior notice, and (ii) 32E cannot waive the exercise limitation if conversion of the 32E Warrant would result in 32E having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of common stock.
Warrants expiration date															Dec. 04, 2024
Debt instrument, face amount															$ 250,000
Stock issued during period, shares | shares															10,000
Debt instrument, maturity date															Dec. 04, 2020
Proceeds from notes															$ 250,000
Debt instrument, description															If the registration statement is not filed or declared effective within the timeframe set forth in the registration rights agreement, the Company was supposed to be obligated to pay to 32E a monthly amount equal to 1% of the total subscription amount paid by 32E until such failure is cured.
Debt discount rate															20.00%
32 Entertainment LLC [Member] | Subordinate Secured Note [Member]
Debt instrument, face amount		$ 200,000
Debt instrument, maturity date		May 21, 2021
Debt instrument interest rate, percent		16.00%
Debt periodic payment, principal	$ 50,000
Debt periodic payment, interest	6,250
Debt periodic payment	$ 56,250
32 Entertainment LLC [Member] | Subordinate Secured Note [Member] | Restricted Stock Units [Member]
Stock issued during period, shares | shares	40,000
Loan Agreement [Member]
Debt instrument interest rate, percent														1.50%
Loans payable														$ 400,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member]
Convertible notes payable										$ 1,100,000
Investor purchase percent										10.00%
Debt instrument, conversion price | $ / shares										$ 2.00
Debt instrument, face amount										$ 1,100,000
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member] | Subsequent Pricing Period [Member]
Warrants description										In the event that the average of the 15 lowest closing prices for the Company's common stock on NASDAQ or other primary trading market for the Company's common stock (the average of such lowest closing prices being herein referred to, the "True-up Price") during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the "Subsequent Pricing Period") is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company's common stock (the "True-up Shares") within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement.
Debt instrument, conversion price | $ / shares										$ 2.00
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member] | Warrant [Member]
Warrants purchase | shares										550,000
Warrants price | $ / shares										$ 0.001
Warrants description										The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. In the event that the average of the 15 lowest closing prices for the Company's common stock on NASDAQ or other primary trading market for the Company's common stock (the average of such lowest closing prices being herein referred to, the "True-up Price") during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the "Subsequent Pricing Period") is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company's common stock (the "True-up Shares") within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement. The warrant has an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023. If the closing price per share of the Common Stock reported on the day immediately preceding an exercise of the Warrant is greater than $2.00 per share, the Warrant may be exercised cashlessly, based on a cashless exercise formula. The Warrant reiterates the registration rights set forth in the Loan Agreement and the Note. The Warrant also contains a repurchase provision, which at any time after the Registration Statement is effective and the Common Stock has traded at a price over $3.00 share for 20 consecutive days, gives the Company a 30-day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share
Warrants expiration date										Jan. 23, 2023
Loan Agreement [Member] | Ed Roses, LLC [Member] | Sook Hyun Lee [Member]
Warrants expiration date														Apr. 15, 2020
Debt instrument interest rate, percent														15.00%
Loans payable														$ 150,000
Common stock in reserve | shares														75,000
Commitment fee														$ 30,000
Loan Agreement [Member] | Edison Nation Inc. [Member] | Paycheck Protection Program [Member]
Debt instrument, maturity date				Apr. 15, 2022
Debt instrument interest rate, percent				1.00%
Proceeds from loan				$ 789,852
Securities Purchase Agreement [Member]
Stock issued during period, shares | shares																				20,000
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares					$ 2.05
Debt instrument, face amount					$ 168,000
Stock issued during period, shares | shares					10,700
Debt instrument, unamortized discount					$ 18,000
Proceeds from notes					$ 150,000
Debt instrument, description					The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description					Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading days | Integer					20
Securities Purchase Agreement [Member] | BHP Capital NY Inc [Member] | Investor [Member]
Debt instrument, conversion price | $ / shares					$ 2.05
Debt instrument, face amount					$ 168,000
Stock issued during period, shares | shares					10,700
Debt instrument, unamortized discount					$ 18,000
Proceeds from notes					$ 150,000
Debt instrument, description					The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%.
Debt conversion description					Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Trading days | Integer					20
Debt discount rate					20.00%
Debt Conversion Agreement [Member]
Debt instrument, conversion price | $ / shares			$ 2.00
Debt instrument, face amount			$ 424,000
Share issued price per share | $ / shares			$ 2.08
Stock issued for restricted common stock | shares			212,000
5% Promissory Note Agreement [Member] | Ralls Note [Member]
Warrants purchase | shares													125,000
Warrants expiration date													Jul. 10, 2020
Debt instrument, face amount													$ 267,000
Debt instrument, unamortized discount													17,000
Payment of debt													250,000
Issuance of warrants purchase value													$ 86,725
Incentive shares | shares													33,000
Incentive shares, value													$ 79,860
5% Promissory Note Agreement [Member] | Solit Note [Member]
Warrants purchase | shares												50,000
Warrants expiration date												Jul. 15, 2020
Debt instrument, face amount												$ 107,000
Debt instrument, unamortized discount												7,000
Payment of debt												100,000
Issuance of warrants purchase value												$ 31,755
Incentive shares | shares												13,000
Incentive shares, value												$ 30,420
5% Promissory Note Agreement [Member] | 'O'Leary Note [Member]
Warrants purchase | shares											25,000
Warrants expiration date											Jul. 17, 2020
Debt instrument, face amount											$ 53,500
Debt instrument, unamortized discount											3,500
Payment of debt											50,000
Issuance of warrants purchase value											$ 16,797
Incentive shares | shares											6,500
Incentive shares, value											$ 15,535
Receivables Purchase Agreement [Member]
Receivables sold																$ 337,500	$ 250,000
Proceeds from receivables																$ 250,000	$ 200,000
Secured Line of Credit Agreement [Member]
Debt instrument, face amount																					$ 2,500,000			$ 2,500,000
Debt instrument, description																								In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Debt discount rate																					3.00%			3.00%
Debt instrument term																								6 months